Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 65,155	$ 57,624	$ 47,070
Inventory write-down	$ 4,427	$ 5,411	$ 6,498